FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2022
Assets
Marketable securities held in Trust Account:	$118,577,540	$118,577,540	$—	$—
Liabilities
Public Warrants	$776,250	$—	$776,250	$—
Private Placement Warrants	$42,976	$—	$42,976	$—
Sponsor Working Capital Loan	$96,200	$—	$—	$96,200

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Marketable securities held in Trust Account:	$116,728,213	$116,728,213	$—	$—
Liabilities
Public Warrants	$4,052,888	$4,052,888	$—	$—
Private Placement Warrants	$190,151	$—	$—	$190,151

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
Assets
Marketable securities held in Trust Account	$116,728,213	$—	$—
Warrant Liabilities:
Public Warrants	$4,052,888	$—	$—
Private Placement Warrants	$—	$—	$190,151

SCHEDULE OF CHANGE IN FAIR VALUE OF THE WARRANT LIABILITIES

	Warrants	Working Capital Loans
Fair value as of February 12, 2021 (inception)	$—	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941	—
Change in fair value	(5,621,902)	—
Transfer to Level 1	(4,052,888)	—

Fair value as of December 31, 2021	190,151	—
Change in fair value of Private Placement Warrants	(95,076)	—

Fair value as of March 31, 2022	$95,075	$—
Initial measurement of draw on Sponsor Working Capital Loan on April 1, 2022	—	23,000
Initial measurement of draw on Sponsor Working Capital Loan on May 24, 2022	—	13,000
Change in fair value of Sponsor Working Capital Loan	—	(1,000)
Change in fair value of Private Placement Warrants	(71,600)	—

Fair value as of June 30, 2022	$23,475	$35,000
Initial measurement of draw on Sponsor Working Capital Loan on July 16, 2022	—	7,000
Initial measurement of draw on Sponsor Working Capital Loan on August 8, 2022	—	13,600
Initial measurement of Private Placement Warrants issued on August 10, 2022	7,763	—
Initial measurement of draw on Sponsor Working Capital Loan on September 12, 2022	—	35,400
Change in fair value of Sponsor Working Capital Loan	—	5,200
Transfer to Level 2 of Private Placement Warrants	(31,238)	—

Fair value as of September 30, 2022	$—	$96,200

The change in the fair value of the derivative warrant liabilities for the period from August 13, 2021 (Initial Public Offering) through December 31, 2021 is summarized as follows:

	Private Placement Warrants	Public Warrants	Total Warrant Liability
Fair value as of August 13, 2021 (Initial Public Offering)	$437,816	$9,427,125	$9,864,941
Change in valuation inputs or other assumptions (1)	(247,665)	(5,374,237)	(5,621,902)

Fair value as of December 31, 2021	$190,151	$4,052,888	$4,243,039

(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the statement of operations.

SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES
The following table provides quantitative information regarding Level 3 fair value measurements inputs of the Private Placement Warrants as of their measurement dates:

As of December 31, 2021
Stock price	$9.97
Strike price	$11.50
Term (in years)	5.6
Post-Merger Period Volatility	9.5%
Risk-free rate	1.3%
Dividend yield	—%
Probability of completing a Business Combination	90.0%
Fair value of warrants	$0.49
The Sponsor Working Capital Loan was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the Sponsor Working Capital Loan was based on the following significant inputs:

	As of September 30, 2022	As of September 12, 2022 (Initial Measurement)	As of August 8, 2022 (Initial Measurement)	As of July 16, 2022 (Initial Measurement)	As of May 24, 2022 (Initial Measurement)	As of April 1, 2022 (Initial Measurement)
Unit price	$10.21	$10.12	$10.10	$10.10	$10.08	$10.38
Conversion price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Expected term	0.1	0.2	0.3	0.3	0.4	0.5
Unit volatility	13.2%	5.2%	1.4%	5.9%	5.5%	14.0%
Dividend yield	—%	—%	—%	—%	—%	—%
Risk free rate	2.9%	2.9%	2.7%	2.5%	1.2%	1.1%
Discount rate	8.9%	5.7%	6.3%	8.5%	9.8%	9.8%
Probability of completing initial Business Combination	20%	20%	16%	20.0%	20%	20%
Fair value of Sponsor Working Capital Loan	$96,200	$35,400	$13,600	$7,000	$13,000	$23,000

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	August 13, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Share price	$9.18	$9.97
Expected term (years)	6.00	5.61
Probability of Acquisition	80%	90%
Post-Merger Period Volatility	25%	9.5%
Risk-free rate	0.08%	1.26%
Dividend yield (per share)	0.00%	0.00%

Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF CHANGE IN FAIR VALUE OF THE WARRANT LIABILITIES

Warrants
Fair value as of February 12, 2021 (inception)	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941
Change in fair value	(5,621,902)
Transfer to Level 1	(4,052,888)

Fair value as of December 31, 2021	$190,151